Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000117696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.41%	5.87%		4.54%
C000117697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.50%	6.92%		5.60%
C000117698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	9.22%	6.65%		5.32%
C000163394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.85%	5.02%	6.01%
C000163395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.87%	6.08%	7.07%
C000163396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	6.57%	5.81%	6.80%
C000018479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.35%	4.68%		5.92%
C000018480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.39%	5.74%		6.98%
C000018478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	9.15%	5.46%		6.71%
C000018482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.20%	3.68%		3.04%
C000018483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.11%	4.73%		4.08%
C000018481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	3.90%	4.46%		3.81%
C000079421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.72%	7.62%		5.62%
C000079420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.81%	8.73%		6.69%
C000079419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	4.51%	8.44%		6.42%
C000117699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.49%	5.04%		6.69%
C000117700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.71%	6.10%		7.76%
C000117701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	9.35%	5.83%		7.49%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%		3.64%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%		3.64%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%		3.64%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.42%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.42%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.42%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%		5.71%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%		5.71%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%		5.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.84%	12.54%		10.90%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.84%	12.54%		10.90%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.84%	12.54%		10.90%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%	6.88%	7.11%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%	6.88%	7.11%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%	6.88%	7.11%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%		7.14%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%		7.14%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%		7.14%